SECURED BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
SECURED BORROWINGS [Abstract]
Secured Borrowings
The Company’s secured borrowings, net balance as of December 31, 2019 and 2018 are presented below (dollars in thousands):

	Outstanding principal balance as of December 31,		Weighted average interest rate(1) as of December 31,
	2019(2)	2018(2)	2019	2018	Maturity date
Securitization Notes	$—	$85,584	—	3.08%	—
Nord LB Facility	65,290	108,882	3.59%	4.29%	May 2021
Term Loan	385,364	407,768	4.15%	5.17%	August 2025
Magellan Acquisition Limited Facility	278,684	305,226	4.11%	4.18%	December 2025
Fly Acquisition III Facility	—	190,457	—	4.10%	—
Fly Aladdin Acquisition Facility	272,343	467,179	4.85%	4.59%	June 2023
Fly Aladdin Engine Funding Facility	42,339	43,829	4.95%	4.95%	December 2021 – April 2022
Other Aircraft Secured Borrowings	673,463	807,882	4.07%	4.44%	December 2020 – June 2028
Total outstanding principal balance	1,717,483	2,416,807
Unamortized debt discounts and loan costs	(21,958)	(36,938)
Total secured borrowings, net	$1,695,525	$2,379,869

(1)	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.
(2)	As of December 31, 2019 and 2018, accrued interest on secured borrowings totaled $9.2 million and $10.9 million, respectively.

Future Minimum Principal Payments on Secured Borrowings
During the year ended December 31, 2019, the Company made scheduled principal payments of $179.7 million on its secured borrowings. The anticipated future minimum principal payments due for its secured borrowings are as follows (dollars in thousands):

Year ending December 31,
2020	$172,684
2021	241,435
2022	169,409
2023	408,302
2024	113,733
Thereafter	611,920
Future minimum principal payments due	$1,717,483